Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended		12 Months Ended
	May 31, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Current taxes:
U.S. Federal		$ 10,000		$ (10,000)	$ (1,060)
U.S. state and local		37,439		53,211	33,132
Foreign		11,077		11,026	14,597
Total current income taxes		58,516		54,237	46,669
Deferred taxes:
U.S. Federal		39,448		83,197	586,014
U.S. state and local		(73,013)		(73,482)	1,452
Foreign		(5,943)		(3,324)	8,151
Total deferred income taxes		(39,508)		6,391	595,617
Recognition of accumulated other comprehensive income lodged taxes	$ (544,600)	0		(544,583)	0
Total income tax provision (benefit)		$ 19,008	$ 195,550	$ (483,955)	$ 642,286